Schedule of Stockholders' Equity Note, Warrants or Rights (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CAD	Mar. 31, 2015 USD ($)
Share Based Payments Schedule Of Stockholders' Equity Note, Warrants Or Rights 1			$ 7,620,000
Share Based Payments Schedule Of Stockholders' Equity Note, Warrants Or Rights 2			1.00
Share Based Payments Schedule Of Stockholders' Equity Note, Warrants Or Rights 3			0.0899
Share Based Payments Schedule Of Stockholders' Equity Note, Warrants Or Rights 4			824,400
Share Based Payments Schedule Of Stockholders' Equity Note, Warrants Or Rights 5			1.00
Share Based Payments Schedule Of Stockholders' Equity Note, Warrants Or Rights 6			$ 0.0899
Blah 9 1	$ 8,430,000
Blah 9 2 | CAD		CAD 1.00
Blah 9 3	452,032
Blah 9 4	3.00
Blah 9 5	167,731
Blah 9 6	3.00
Blah 9 7	18,978
Blah 9 8	2.15
Blah 9 9	62,878
Blah 9 10	3.00
Blah 9 11	7,545
Blah 9 12	2.15
Blah 9 13	1,041,667
Blah 9 14	$ 1.44